Expense Example (, (Floating Rate Income Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Floating Rate Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 369
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	$ 1,648